INITIAL PUBLIC OFFERING (Details) - $ / shares			8 Months Ended
	Jul. 23, 2021	Aug. 03, 2020	Dec. 31, 2020
Number of shares issued	1,193,226,511
Churchill Capital Corp IV
Exercise price of warrants			$ 11.50
Number of warrants issued			41,400,000
Initial Public Offering | Churchill Capital Corp IV
Number of shares issued		207,000,000	207,000,000
Number of shares in a unit			1
Number of warrants in a unit			0.2
Number of shares issuable per warrant			1
Exercise price of warrants			$ 11.50
Over-Allotment Option | Churchill Capital Corp IV
Number of shares issued		27,000,000	27,000,000
Unit price			$ 10.00
Class A Common Stock | Initial Public Offering | Churchill Capital Corp IV
Number of shares issued			207,000,000
Number of shares in a unit		1